ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Government authorities	$ 4,871	$ 11,890
Accrued expenses	6,825	5,455
Unrecognized tax benefits	4,633	3,728
Hedging transaction liabilities	1,561	134
Accrued expenses and other current liabilities	24,915	27,132
Accrued Expenses and Other Current Liabilities [Member]
Lease liability, current	$ 7,025	$ 5,925